Mainland and China Contribution Plan and Profit Appropriation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Compensation And Retirement Disclosure [Abstract]
Employee benefits	¥ 25,666,575	$ 3,933,575	¥ 28,700,397	¥ 22,289,686